Condensed Balance Sheets (Parenthetical) - Globis Acquisition Corp [Member] - $ / shares	Sep. 30, 2021	Dec. 31, 2020
Restructuring Cost and Reserve [Line Items]
Temporary Equity, Shares Issued	11,500,000	11,500,000
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	1,000,000	1,000,000
Preferred Stock, Shares Outstanding	0	0
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	100,000,000	100,000,000
Common Stock, Shares, Outstanding	15,050,833	3,550,833
Common stock redemption, share	11,500,000	11,500,000
Preferred Stock, Shares Issued	0	0
Common Stock, Shares, Issued	15,050,833